Convertible Promissory Notes (Details)				12 Months Ended
	Dec. 23, 2024 USD ($) $ / shares shares	Nov. 21, 2024 USD ($) $ / shares	Sep. 10, 2024 USD ($) shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 shares	Dec. 20, 2024 USD ($)	Dec. 02, 2024 USD ($)
Convertible Promissory Notes [Line Items]
Purchase of ordinary shares						$ 32,243,314
Prepaid advance		$ 1,000,000								$ 1,000,000	$ 1,000,000
Original issuance discount rate				8.00%				8.00%
Convertible promissory note percentage				8.00%				8.00%
Company raises amount				$ 116,961
Embedded derivative liability				1,005,626				$ 129,463
Fair value gain on the embedded derivative liability				$ 1,452,727	$ 186,647	$ 1,623,695
Class A Ordinary Share [Member]
Convertible Promissory Notes [Line Items]
Share issued (in Shares) | shares	799
Investor [Member]
Convertible Promissory Notes [Line Items]
Prepaid advance								$ 3,000,000
Equity Purchase Agreement [Member]
Convertible Promissory Notes [Line Items]
Weighted average price		92.00%
Structuring fee	$ 25,000
Commitment fee percentage	50.00%
Equity Purchase Agreement [Member] | Class A Ordinary Share [Member]
Convertible Promissory Notes [Line Items]
Purchase of ordinary shares		$ 40,000,000
Par value (in Dollars per share) | $ / shares	$ 250	$ 0.0001
Weighted average price		96.00%
Share issued (in Shares) | shares	799
Revere Agreement [Member]
Convertible Promissory Notes [Line Items]
Cash compensation percentage			4.00%
Cash and stock compensation			$ 15,000
Company raises amount			$ 3,000,000
Revere Agreement [Member] | Class A Ordinary Share [Member]
Convertible Promissory Notes [Line Items]
Share issued (in Shares) | shares			125						625
SEPA [Member]
Convertible Promissory Notes [Line Items]
Cash compensation percentage			4.00%